Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Stock based compensation	$ 1,201,728	$ 1,348,043	$ 2,401,046	$ 2,755,087	$ 6,645,891	$ 6,492,653